Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gain (losses) on sale from securitization and loan sales	¥ 3,902	¥ 9,844	¥ 15,058	¥ 28,481
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 220,876	¥ 415,127	¥ 733,032	¥ 1,023,249